Fair Value of Financial Instruments and Risk Management (Carrying Value and Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Carrying Value | Secured Debt | Term Loan A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, fair value disclosure	$ 285	$ 176
Carrying Value | Secured Debt | Term Loan B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, fair value disclosure	516	756
Carrying Value | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, fair value disclosure	350	350
Carrying Value | Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, fair value disclosure	250	0
Carrying Value | Line of Credit | Revolving Credit Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, fair value disclosure	260	0
Carrying Value | Nonrecourse project debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, fair value disclosure	7	18
Fair Value | Secured Debt | Term Loan A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, fair value disclosure	285	176
Fair Value | Secured Debt | Term Loan B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, fair value disclosure	517	764
Fair Value | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, fair value disclosure	480	466
Fair Value | Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, fair value disclosure	262	0
Fair Value | Line of Credit | Revolving Credit Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, fair value disclosure	260	0
Fair Value | Nonrecourse project debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, fair value disclosure	$ 7	$ 18